T. ROWE PRICE Global Value Equity Fund
July 31, 2026 Unaudited

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
AUSTRALIA 1.5%
Common Stocks 1.5%
BHP Group  71,365 3,008
Northern Star Resources  104,936 1,454
Total Australia (Cost $4,186) 4,462
BRAZIL 1.0%
Common Stocks 1.0%
B3  500,612 1,553
Localiza Rent a Car  191,669 1,429
Total Brazil (Cost $3,101) 2,982
CANADA 7.5%
Common Stocks 7.5%
Algonquin Power & Utilities (USD)  340,120 1,986
Americas Gold & Silver (1)(2) 290,166 1,103
Capstone Copper (1) 187,287 1,778
Equinox Gold (2) 180,725 1,619
Fairfax Financial Holdings  2,180 3,651
Franco-Nevada  21,510 4,576
GFL Environmental (2) 83,024 3,429
Wheaton Precious Metals (USD)  39,810 4,341
Total Canada (Cost $20,305) 22,483
FRANCE 8.1%
Common Stocks 8.1%
Airbus  18,929 4,444
Engie  107,979 3,366
Orange  158,541 3,028
Societe Generale  30,631 2,879
Sodexo (2) 46,589 3,063
Teleperformance (2) 20,390 1,622
TotalEnergies  50,112 4,418
Vallourec SACA  59,460 1,434
Total France (Cost $19,107) 24,254

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
GERMANY 2.7%
Common Stocks 2.7%
CTS Eventim 20,380 1,375
Hannover Rueck 11,508 3,317
Siemens  10,516 3,446
Total Germany (Cost $6,594) 8,138
ISRAEL 0.5%
Common Stocks 0.5%
Etoro Group, Class A (USD) (1) 37,120 1,324
Total Israel (Cost $1,509) 1,324
ITALY 2.2%
Common Stocks 2.2%
Davide Campari-Milano (2) 458,381 3,122
Enel  308,092 3,479
Total Italy (Cost $6,888) 6,601
JAPAN 8.4%
Common Stocks 8.4%
AGC  48,700 1,837
ITOCHU  205,000 2,573
Kokusai Electric  46,700 2,102
Komatsu  53,400 2,317
MS&AD Insurance Group Holdings  114,100 3,512
Nextage 58,800 1,225
NIDEC (1)(2) 182,900 2,937
OSAKA Titanium Technologies (2) 91,200 1,598
Renesas Electronics  69,200 1,387
Sony Group  164,900 3,853
SUMCO  89,600 1,822
Total Japan (Cost $20,244) 25,163

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
NETHERLANDS 1.1%
Common Stocks 1.1%
Coca-Cola Europacific Partners (USD)  29,996 3,283
Total Netherlands (Cost $2,726) 3,283
NORWAY 0.7%
Common Stocks 0.7%
TGS  145,269 1,969
Total Norway (Cost $1,443) 1,969
POLAND 0.7%
Common Stocks 0.7%
Bank Polska Kasa Opieki 31,990 2,109
Total Poland (Cost $1,770) 2,109
SOUTH KOREA 1.6%
Common Stocks 1.6%
DB Insurance  12,477 1,351
Samsung Electronics  19,280 3,356
Total South Korea (Cost $2,539) 4,707
SPAIN 1.1%
Common Stocks 1.1%
Banco Santander  227,264 3,232
Total Spain (Cost $1,956) 3,232
SWITZERLAND 1.4%
Common Stocks 1.4%
UBS Group  77,314 4,087
Total Switzerland (Cost $3,748) 4,087

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
TAIWAN 1.0%
Common Stocks 1.0%
Taiwan Semiconductor Manufacturing, ADR (USD)  7,523 3,041
Total Taiwan (Cost $892) 3,041
UNITED KINGDOM 3.4%
Common Stocks 3.4%
AstraZeneca  26,171 4,452
National Grid  160,805 2,574
Standard Chartered  102,961 3,044
Total United Kingdom (Cost $7,399) 10,070
UNITED STATES 55.7%
Common Stocks 55.7%
AbbVie  17,243 4,327
Advance Auto Parts  27,440 1,524
Advanced Micro Devices (1) 4,640 2,209
Alphabet, Class C  34,131 12,173
Aramark  82,790 4,717
AutoZone (1) 1,115 3,363
Ball  49,992 3,245
Bristol-Myers Squibb  53,580 3,499
Broadcom  8,034 3,127
Capital One Financial  17,700 3,699
Cencora 15,581 4,851
Centene (1) 69,078 4,298
Charles Schwab  27,538 2,898
Chubb  12,301 4,314
Citigroup  33,322 4,414
Corebridge Financial (2) 54,000 1,684
Corpay  (1) 6,757 2,582
CVS Health  45,444 4,746
Deere  6,796 4,028
Dell Technologies, Class C  5,100 2,067
Diamondback Energy  10,907 2,214
Dominion Energy  61,707 4,268
Estee Lauder, Class A  22,953 1,926
ExxonMobil Holdings  40,861 6,351

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
Galaxy Digital, Class A (1)(2) 54,096 1,137
General Electric  10,151 3,655
Gilead Sciences  36,308 4,728
Intel (1) 33,494 3,021
JPMorgan Chase  18,872 6,639
KKR  16,270 1,650
L3Harris Technologies  9,020 2,499
Marsh & McLennan  22,543 4,276
Meta Platforms, Class A  4,842 2,696
Micron Technology  3,736 3,075
Microsoft  26,249 12,198
MKS  7,379 2,195
Molina Healthcare (1) 15,110 2,956
Oracle  20,519 2,665
QUALCOMM  12,440 1,836
Skyworks Solutions (2) 26,920 1,677
SLB  44,388 2,201
SLM  65,280 1,697
Smurfit Westrock  46,074 2,118
T-Mobile U.S.  19,978 3,450
TD SYNNEX  7,710 1,971
TechnipFMC  33,741 2,418
Tenet Healthcare (1) 12,127 3,090
Total United States (Cost $125,600) 166,372
SHORT-TERM INVESTMENTS 1.2%
Money Market Funds 1.2%
T. Rowe Price Government Reserve Fund, 3.72% (3)(4) 3,696,886 3,697
Total Short-Term Investments (Cost $3,697) 3,697

T. ROWE PRICE Global Value Equity Fund

Shares $ Value
(Cost and value in $000s)
SECURITIES LENDING COLLATERAL 2.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 2.5%
Money Market Funds 2.5%
T. Rowe Price Treasury Reserve Fund, 3.70% (3)(4) 7,591,734 7,592
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 7,592
Total Securities Lending Collateral (Cost $7,592) 7,592
Total Investments in Securities  102.3%
(Cost $241,296) $ 305,566
Other Assets Less Liabilities (2.3)% (6,865)
Net Assets 100.0% $ 298,701
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) All or a portion of this security is on loan at July 31, 2026.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
USD U.S. Dollar

T. ROWE PRICE Global Value Equity Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.72% $ — $ — $ 142++
T. Rowe Price Treasury Reserve Fund, 3.70% — — —++
Totals $ —# $ — $ 142+
Supplementary Investment Schedule
Affiliate
Value
10/31/25
Purchase
Cost
Sales
Cost
Value
7/31/26
T. Rowe Price Government
Reserve Fund, 3.72% $ 12,092  ¤  ¤ $ 3,697
T. Rowe Price Treasury
Reserve Fund, 3.70% —  ¤  ¤ 7,592
Total $ 11,289^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $142 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $11,289.

T. ROWE PRICE Global Value Equity Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). The Global Value Equity Fund
(the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Global Value Equity Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign

T. ROWE PRICE Global Value Equity Fund

markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Global Value Equity Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F1231-054Q3 07/26
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 180,347 $ 113,930 $ — $ 294,277
Short-Term Investments 3,697 — — 3,697
Securities Lending Collateral 7,592 — — 7,592
Total $ 191,636 $ 113,930 $ — $ 305,566